Vanguard Total World Bond ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ETF Prospectus [Member] | Vanguard Total World Bond ETF | ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	2.44%	7.20%	(12.92%)	(2.06%)	6.22%	8.35%